Concentrations of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2026
Net Revenues [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks

Customers accounting for 10% or more of total net revenues are as follows:

	Years ended June 30,
	2024	% of sales	2025	% of sales	2026	% of sales
	RMB		RMB		RMB
Company A	-	-	-	-	25,489	13.9
Company B	-	-	-	-	24,569	13.4
Subtotal	-	-	-	-	50,058	27.3

Accounts Receivable [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks

Customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of June 30,
	2025	%	2026	%
	RMB		RMB
Company C	-	-	5,721	19.0
Company B	-	-	5,160	17.1
Company D	-	-	4,813	16.0
Company E	-	-	4,444	14.8
Company F	-	-	4,000	13.3
Company G	-	-	3,384	11.2
Subtotal	-	-	27,522	91.4